American Century World Mutual Funds, Inc. Statement of Additional Information Supplement International Value Fund
Supplement dated November 1, 2011 ¡ Statement of Additional Information dated April 1, 2011

All changes herein will be effective December 1, 2011.

The following replaces the Subadvisor section on page 33:

Prior to December 1, 2011, Templeton Investment Counsel, LLL (Templeton) was the fund’s subadvisor.

For the fiscal years ended November 30, 2010, 2009 and 2008, ACIM paid Templeton subadvisory fees as listed in the following table:

Templeton Subadvisory Fees
2010	$127,203
2009	$428,561
2008	$335,442

The following is deleted from the Portfolio Managers section on page 34:

All Funds except International Value

The following is added to the Accounts Managed table on page 34:

Accounts Managed (As of November 30, 2010)
		Registered Investment Companies (e.g., other American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Armando Lacayo(1)	Number of Accounts	2	0	0
	Assets	$34,332,773(2)	N/A	N/A
Elizabeth Xie(1)	Number of Accounts	2	0	0
	Assets	$34,332,773(2)	N/A	N/A

1	Information provided as of October 24, 2011.

2	Includes $25,728,301 in International Value.

The following is added to the Bonus section table on page 36:

Fund	Benchmark	Peer Group(1)
International Value	MSCI EAFE Value Index	Morningstar Foreign Large Value Funds

The following is added to the Ownership of Securities table on page 37:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
International Value Fund
Armando Lacayo(1)	A
Elizabeth Xie(1)	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	Information is provided as of October 24, 2011.

The International Value section on pages 38-39 is deleted.

The fourth paragraph from the Brokerage Allocation section on page 41 is deleted.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

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